AB Sustainable US Thematic Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.1%
Information Technology – 32.7%
Communications Equipment – 3.2%
Ciena Corp.(a)	54,132	$2,843,013
Lumentum Holdings, Inc.(a)	23,220	1,254,112

		4,097,125

Electronic Equipment, Instruments & Components – 8.1%
Flex Ltd.(a)	167,414	3,852,196
Keysight Technologies, Inc.(a)	21,855	3,529,145
TE Connectivity Ltd.	23,430	3,072,845

		10,454,186

IT Services – 2.4%
Accenture PLC - Class A	10,697	3,057,309

Semiconductors & Semiconductor Equipment – 9.8%
Advanced Micro Devices, Inc.(a)	24,009	2,353,122
Monolithic Power Systems, Inc.	5,822	2,914,144
NVIDIA Corp.	7,254	2,014,944
NXP Semiconductors NV	12,153	2,266,231
ON Semiconductor Corp.(a)	37,536	3,089,963

		12,638,404

Software – 9.2%
Adobe, Inc.(a)	6,775	2,610,882
Intuit, Inc.	6,635	2,958,082
Microsoft Corp.	14,904	4,296,823
Palo Alto Networks, Inc.(a)	9,708	1,939,076

		11,804,863

		42,051,887

Health Care – 22.4%
Health Care Equipment & Supplies – 6.2%
Alcon, Inc.	33,430	2,358,152
Becton Dickinson and Co.	11,733	2,904,387
STERIS PLC	14,430	2,760,170

		8,022,709

Health Care Providers & Services – 3.7%
Laboratory Corp. of America Holdings	8,584	1,969,342
UnitedHealth Group, Inc.	5,853	2,766,069

		4,735,411

Life Sciences Tools & Services – 10.3%
Bio-Rad Laboratories, Inc. - Class A(a)	4,862	2,328,995
Bruker Corp.	27,016	2,129,942
Danaher Corp.	13,726	3,459,501
ICON PLC(a)	12,583	2,687,603
West Pharmaceutical Services, Inc.	7,790	2,699,001

		13,305,042

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.2%
Johnson & Johnson	17,863	$2,768,765

		28,831,927

Industrials – 15.2%
Aerospace & Defense – 1.8%
Hexcel Corp.	33,991	2,319,886

Building Products – 1.4%
Owens Corning	19,453	1,863,597

Commercial Services & Supplies – 4.7%
Tetra Tech, Inc.	16,720	2,456,335
Waste Management, Inc.	21,639	3,530,836

		5,987,171

Electrical Equipment – 1.6%
Rockwell Automation, Inc.	6,969	2,045,053

Machinery – 4.2%
Deere & Co.	9,577	3,954,152
Xylem, Inc./NY	13,722	1,436,693

		5,390,845

Professional Services – 1.5%
Maximus, Inc.	24,217	1,905,878

		19,512,430

Financials – 10.6%
Capital Markets – 4.9%
Intercontinental Exchange, Inc.	25,178	2,625,814
MSCI, Inc.	6,612	3,700,670

		6,326,484

Financial Services – 3.1%
Visa, Inc. - Class A	17,438	3,931,571

Insurance – 2.6%
Aflac, Inc.	51,634	3,331,426

		13,589,481

Consumer Staples – 6.8%
Household Products – 2.6%
Procter & Gamble Co. (The)	22,519	3,348,350

Personal Care Products – 4.2%
Haleon PLC (ADR)(b)	231,968	1,888,220
Unilever PLC (Sponsored ADR)	66,958	3,477,129

		5,365,349

		8,713,699

Consumer Discretionary – 5.2%
Automobile Components – 1.9%
Aptiv PLC(a)	21,749	2,440,020

Household Durables – 1.6%
TopBuild Corp.(a)	9,771	2,033,736

Company	Shares	U.S. $ Value

Specialty Retail – 1.7%
Home Depot, Inc. (The)	7,480	$2,207,498

		6,681,254

Utilities – 1.7%
Water Utilities – 1.7%
American Water Works Co., Inc.	14,916	2,185,045

Real Estate – 1.5%
Specialized REITs – 1.5%
SBA Communications Corp.	7,416	1,936,095

Total Common Stocks (cost $93,853,887)		123,501,818

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $5,182,542)	5,182,542	5,182,542

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $99,036,429)		128,684,360

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(c) (d) (e) (cost $1,894,596)	1,894,596	1,894,596

Total Investments – 101.6% (cost $100,931,025)(f)		130,578,956
Other assets less liabilities – (1.6)%		(2,020,564)

Net Assets – 100.0%		$128,558,392

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,338,490 and gross unrealized depreciation of investments was $(690,559), resulting in net unrealized appreciation of $29,647,931.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable US Thematic Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$123,501,818	$-0-	$-0-	$123,501,818
Short-Term Investments:
Investment Companies	5,182,542	-0-	-0-	5,182,542
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,894,596	-0-	-0-	1,894,596

Total Investments in Securities	130,578,956	-0-	-0-	130,578,956
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$130,578,956	$-0-	$-0-	$130,578,956

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2023 is as follows:

Fund	Market Value 6/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,697	$59,440	$58,954	$5,183	$172
Government Money Market Portfolio*	1,982	7,515	7,602	1,895	5
Total				$7,078	$177

*	Investment of cash collateral for securities lending transactions.

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